Long-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long-term deposits
	December 31, 2018	December 31, 2017

Rental deposits	$132,043	$20,092
Prepayments for equipment	3,285,135	1,737,664
	$3,417,178	$1,757,756